Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Net Operating Revenue [Abstract]
Schedule of Net Operating Revenue	Below is a summary of net operating revenue for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
Gross operating revenue	181,725	135,643	98,433
Revenue deductions:
Cancellations and returns	(1,353)	(1,822)	(1,357)
Taxes on services	(11,387)	(9,276)	(7,212)
Total revenue deductions	(12,740)	(11,098)	(8,569)
Net operating revenue	168,985	124,545	89,864

Schedule of Disaggregation of Net Operating Revenue	Disaggregation of net operating revenue for the years ended December 31, 2023, 2022 and 2021 is as follows:
	2023	2022	2021
Platform subscription service	158,678	114,556	78,547
Cancellations, returns and taxes on services	(10,692)	(9,004)	(6,780)
Revenue from platform subscription service	147,986	105,552	71,767
Data analytics service	13,422	15,644	14,457
Cancellations, returns and taxes on services	(1,478)	(1,760)	(1,491)
Revenue from data analytics service	11,944	13,884	12,966
Set-up and service	8,661	4,733	4,613
Cancellations, returns and taxes on services	(514)	(307)	(257)
Revenue from set-up and service	8,147	4,426	4,356
Other revenue	963	710	816
Cancellations, returns and taxes on services	(55)	(27)	(41)
Other revenue	908	683	775
Total net operating revenue	168,985	124,545	89,864

Schedule of Contract Asset Activity	The contract asset activity as of December 31, 2023, 2022 and 2021, is as follows:
At January 1, 2021	-
Increase from business acquisitions	3,296
Decrease from transfers to accounts receivable	(877)
Increase from changes based on work in progress	638
At December 31, 2021	3,057
Decrease from transfers to accounts receivable	(3,057)
Increase from changes based on work in progress	2,272
At December 31, 2022	2,272
Decrease from transfers to accounts receivable	(2,272)
Increase from changes based on work in progress	4,862
At December 31, 2023	4,862

Schedule of Deferred Revenue Activity	The deferred revenue activity as of December 31, 2023, 2022 and 2021, is as follows:
At January 1, 2021	38
Increase from business acquisitions	5,512
Increase in deferred revenue in the current year	9,658
Revenue recognized during the current year	(10,840)
At December 31, 2021	4,368
Increase in deferred revenue in the current year	9,566
Revenue recognized during the current year	(10,113)
At December 31, 2022	3,821
Increase in deferred revenue in the current year	9,845
Revenue recognized during the current year	(10,521)
At December 31, 2023	3,145